UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2008

[LOGO OF USAA]
 USAA(R)









                             USAA WORLD GROWTH Fund


                      1ST QUARTER Portfolio of Investments


                                 AUGUST 31, 2008








                                                                      (Form N-Q)


48051-1008                                   (c)2008, USAA. All rights reserved.
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USAA WORLD GROWTH FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (99.5%)

               COMMON STOCKS (98.9%)

               CONSUMER DISCRETIONARY (15.4%)
               ------------------------------
               ADVERTISING (2.6%)
       164,450 Omnicom Group, Inc.                                                          $       6,971
       564,190 WPP Group plc (a)                                                                    5,509
                                                                                          ---------------
                                                                                                   12,480
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (3.9%)
       358,500 Burberry Group plc (a)                                                               2,925
        48,800 Compagnie Financiere Richemont S.A. (a)                                              2,845
       124,580 LVMH Moet Hennessy Louis Vuitton S.A. (a)                                           13,248
                                                                                          ---------------
                                                                                                   19,018
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.5%)
        63,730 Bayerische Motoren Werke AG (a)                                                      2,612
                                                                                          ---------------
               CASINOS & GAMING (1.1%)
       735,675 Ladbrokes plc (a)                                                                    3,026
       414,340 William Hill plc (a)                                                                 2,133
                                                                                          ---------------
                                                                                                    5,159
                                                                                          ---------------
               FOOTWEAR (1.9%)
       153,180 NIKE, Inc. "B"                                                                       9,284
                                                                                          ---------------
               MOTORCYCLE MANUFACTURERS (0.8%)
       103,880 Harley-Davidson, Inc.                                                                4,133
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (3.0%)
        65,205 Viacom, Inc. "B" *                                                                   1,922
       102,580 Vivendi S.A. (a)                                                                     3,967
       261,680 Walt Disney Co.                                                                      8,466
                                                                                          ---------------
                                                                                                   14,355
                                                                                          ---------------
               PUBLISHING (0.9%)
       179,500 Wolters Kluwer N.V. (a)                                                              4,362
                                                                                          ---------------
               SPECIALTY STORES (0.2%)
       100,500 Sally Beauty Holdings, Inc. *(b)                                                       858
                                                                                          ---------------
               TIRES & RUBBER (0.5%)
       141,500 Bridgestone Corp. (a)                                                                2,376
                                                                                          ---------------
               Total Consumer Discretionary                                                        74,637
                                                                                          ---------------

               CONSUMER STAPLES (20.2%)
               ------------------------
               BREWERS (3.0%)
       384,500 Grupo Modelo S.A. de C.V. "C"                                                        1,842
       267,490 Heineken N.V. (a), (b)                                                              12,556
                                                                                          ---------------
                                                                                                   14,398
                                                                                          ---------------
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USAA WORLD GROWTH FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               DISTILLERS & VINTNERS (3.1%)
       557,795 Diageo plc (a)                                                               $      10,323
        49,302 Pernod Ricard S.A. (a)                                                               4,613
                                                                                          ---------------
                                                                                                   14,936
                                                                                          ---------------
               DRUG RETAIL (1.5%)
       199,990 Walgreen Co.                                                                         7,285
                                                                                          ---------------
               FOOD RETAIL (0.5%)
       365,109 Tesco plc (a)                                                                        2,533
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (5.1%)
       294,300 Kao Corp. (a)                                                                        8,329
        97,897 Procter & Gamble Co.                                                                 6,830
       191,280 Reckitt Benckiser Group plc (a)                                                      9,675
                                                                                          ---------------
                                                                                                   24,834
                                                                                          ---------------
               PACKAGED FOODS & MEAT (5.2%)
       111,850 General Mills, Inc.                                                                  7,402
         7,500 J.M. Smucker Co.                                                                       407
       390,430 Nestle S.A. (a)                                                                     17,205
                                                                                          ---------------
                                                                                                   25,014
                                                                                          ---------------
               PERSONAL PRODUCTS (0.4%)
        63,870 Alberto-Culver Co.                                                                   1,671
                                                                                          ---------------
               SOFT DRINKS (1.4%)
       101,660 PepsiCo, Inc.                                                                        6,962
                                                                                          ---------------
               Total Consumer Staples                                                              97,633
                                                                                          ---------------

               ENERGY (6.6%)
               -------------
               INTEGRATED OIL & GAS (5.6%)
        57,420 Chevron Corp.                                                                        4,957
        84,770 Exxon Mobil Corp.                                                                    6,782
       191,380 Royal Dutch Shell plc "A" (b)                                                        6,689
       122,590 Total S.A. (a)                                                                       8,813
                                                                                          ---------------
                                                                                                   27,241
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.0%)
           454 INPEX Holdings, Inc.  (a)                                                            4,912
                                                                                          ---------------
               Total Energy                                                                        32,153
                                                                                          ---------------

               FINANCIALS (13.4%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (3.8%)
       203,961 Bank of New York Mellon Corp.                                                        7,059
        57,139 Julius Baer Holding AG "B" (a)                                                       3,480
       118,960 State Street Corp.                                                                   8,050
                                                                                          ---------------
                                                                                                   18,589
                                                                                          ---------------
               CONSUMER FINANCE (1.7%)
       110,400 Aeon Credit Service Co. Ltd. (a)                                                     1,263
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USAA WORLD GROWTH FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       172,670 American Express Co.                                                         $       6,852
                                                                                          ---------------
                                                                                                    8,115
                                                                                          ---------------
               DIVERSIFIED BANKS (2.8%)
       425,472 Banca Intesa S.p.A. (a)                                                              2,287
       392,100 Bangkok Bank Public Co. Ltd. (a)                                                     1,338
        93,990 Erste Bank der Oesterreichischen Sparkassen AG (a)                                   5,654
         8,608 Komercni Banka A.S. (a)                                                              1,902
        90,000 Standard Chartered plc (a)                                                           2,447
                                                                                          ---------------
                                                                                                   13,628
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (1.2%)
       261,609 UBS AG * (a)                                                                         5,679
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.6%)
        19,520 Goldman Sachs Group, Inc.                                                            3,201
                                                                                          ---------------
               MULTI-LINE INSURANCE (1.8%)
       244,410 AXA S.A. (a)                                                                         7,843
        64,160 Genworth Financial, Inc. "A"                                                         1,030
                                                                                          ---------------
                                                                                                    8,873
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
        40,368 QBE Insurance Group Ltd. (a)                                                           827
                                                                                          ---------------
               REINSURANCE (0.9%)
        69,628 Swiss Re (a)                                                                         4,298
                                                                                          ---------------
               SPECIALIZED FINANCE (0.4%)
        19,100 Deutsche Boerse AG (a)                                                               1,812
                                                                                          ---------------
               Total Financials                                                                    65,022
                                                                                          ---------------

               HEALTH CARE (13.1%)
               -------------------
               BIOTECHNOLOGY (0.3%)
        25,424 Actelion Ltd. * (a)                                                                  1,457
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (4.4%)
       134,920 Medtronic, Inc.                                                                      7,367
        48,260 Synthes, Inc. (a)                                                                    6,672
        97,900 Zimmer Holdings, Inc. *                                                              7,087
                                                                                          ---------------
                                                                                                   21,126
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (1.1%)
        90,410 Thermo Fisher Scientific, Inc. *                                                     5,475
                                                                                          ---------------
               PHARMACEUTICALS (7.3%)
       161,260 GlaxoSmithKline plc (a)                                                              3,796
       154,940 Johnson & Johnson                                                                   10,912
        64,630 Merck KGaA (a)                                                                       7,411
        77,690 Roche Holdings AG (a)                                                               13,096
                                                                                          ---------------
                                                                                                   35,215
                                                                                          ---------------
               Total Health Care                                                                   63,273
                                                                                          ---------------
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USAA WORLD GROWTH FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               INDUSTRIALS (10.6%)
               -------------------
               AIR FREIGHT & LOGISTICS (3.0%)
       217,040 TNT N.V. (a)                                                                 $       8,072
       103,130 United Parcel Service, Inc. "B"                                                      6,613
                                                                                          ---------------
                                                                                                   14,685
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (3.6%)
       200,160 Legrand S.A. (a)                                                                     5,120
        90,080 Rockwell Automation, Inc.                                                            4,253
        77,902 Schneider Electric S.A. (a)                                                          7,843
                                                                                          ---------------
                                                                                                   17,216
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (3.0%)
       138,810 3M Co.                                                                               9,939
       223,408 Smiths Group plc (a)                                                                 4,648
                                                                                          ---------------
                                                                                                   14,587
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.4%)
        24,200 FANUC Ltd. (a)                                                                       1,796
                                                                                          ---------------
               RAILROADS (0.6%)
        54,906 Canadian National Railway Co.                                                        2,884
                                                                                          ---------------
               Total Industrials                                                                   51,168
                                                                                          ---------------

               INFORMATION TECHNOLOGY (9.3%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
        38,650 DST Systems, Inc. *(b)                                                               2,387
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
        17,700 Hirose Electric Co. Ltd. (a)                                                         1,722
       174,200 HOYA Corp. (a)                                                                       3,540
        91,200 Omron Corp. (a)                                                                      1,601
                                                                                          ---------------
                                                                                                    6,863
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (1.0%)
       120,600 Accenture Ltd. "A"                                                                   4,988
                                                                                          ---------------
               OFFICE ELECTRONICS (2.4%)
       214,100 Canon, Inc. (a)                                                                      9,580
       127,000 Ricoh Co. Ltd. (a)                                                                   2,090
                                                                                          ---------------
                                                                                                   11,670
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.4%)
        83,533 ASML Holding N.V. (a)                                                                1,969
                                                                                          ---------------
               SEMICONDUCTORS (2.1%)
       228,140 Intel Corp.                                                                          5,218
        10,038 Samsung Electronics Co. Ltd. (a)                                                     4,714
                                                                                          ---------------
                                                                                                    9,932
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.5%)
       319,740 Oracle Corp. *                                                                       7,012
                                                                                          ---------------
               Total Information Technology                                                        44,821
                                                                                          ---------------
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USAA WORLD GROWTH FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               MATERIALS (6.8%)
               ----------------
               DIVERSIFIED CHEMICALS (1.4%)
        83,870 Bayer AG (a)                                                                 $       6,645
                                                                                          ---------------
               INDUSTRIAL GASES (3.1%)
        53,450 Air Liquide S.A. (a)                                                                 6,501
        68,690 Linde AG  (a)                                                                        8,654
                                                                                          ---------------
                                                                                                   15,155
                                                                                          ---------------
               SPECIALTY CHEMICALS (2.3%)
         7,590 Givaudan S.A. (a)                                                                    6,314
        83,400 Shin-Etsu Chemical Co. Ltd. (a)                                                      4,653
                                                                                          ---------------
                                                                                                   10,967
                                                                                          ---------------
               Total Materials                                                                     32,767
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.8%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
     1,614,650 Singapore Telecommunications Ltd. (a)                                                4,005
                                                                                          ---------------
               Total Telecommunication Services                                                     4,005
                                                                                          ---------------

               UTILITIES (2.7%)
               ----------------
               ELECTRIC UTILITIES (1.0%)
        78,480 E.ON AG (a)                                                                          4,586
                                                                                          ---------------
               GAS UTILITIES (1.7%)
       145,359 Gaz de France S.A. (a)                                                               8,379
                                                                                          ---------------
               Total Utilities                                                                     12,965
                                                                                          ---------------
               Total Common Stocks (cost: $431,082)                                               478,444
                                                                                          ---------------

               PREFERRED SECURITIES (0.6%)

               CONSUMER STAPLES (0.6%)
               -----------------------
               HOUSEHOLD PRODUCTS (0.6%)
        78,550 Henkel KGaA (a) (cost:  $3,420)                                                      3,078
                                                                                          ---------------
               Total Equity Securities (cost:
               $434,502)                                                                          481,522
                                                                                          ---------------

    PRINCIPAL
       AMOUNT
        (000)
 --------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (0.5%)

               COMMERCIAL PAPER (0.5%)
$ 2,261        Merrill Lynch & Co., 2.13%(d), 9/02/2008 (cost:  $2,261)                             2,261
                                                                                          ---------------
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USAA WORLD GROWTH FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (4.5%)

               MONEY MARKET FUNDS (1.2%)
     1,612,252 AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.53%(c)            $         1,612
     4,055,864 Merrill Lynch Premier Institutional Fund, 2.52%(c)                                   4,056
                                                                                          ---------------
               Total Money Market Funds                                                             5,668
                                                                                          ---------------

    PRINCIPAL
       AMOUNT
        (000)
 --------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (3.3%)
    $    1,000 Banc of America Securities LLC, 2.10%, acquired on 8/29/2008 and due
                     9/02/2008 at $1,000 (collateralized by $1,024 of Freddie Mac (e),
                     2.43%(d), due 10/14/2008; market value $1,021)                                 1,000
         9,000 Credit Suisse First Boston LLC, 2.12%, acquired on 8/29/2008 and due
                     9/02/2008 at $9,000 (collateralized by $9,235 of Fannie Mae (e),
                     2.66%(d), due 11/18/2008; market value $9,181)                                 9,000
         5,000 Deutsche Bank Securities, Inc., 2.12%, acquired on 8/29/2008 and due
                     9/02/2008 at $5,000 (collateralized by $4,975 of Federal Home
                     Loan Bank (e), 4.75%, due 6/08/2018; market value $5,105)                      5,000
         1,000 HSBC Securities (USA), Inc., 2.10%, acquired on 8/29/2008 and due
                     9/02/2008 at $1,000 (collateralized by $1,000 of Freddie Mac (e),
                     5.13%, due 10/15/2008; market value $1,022)                                    1,000
                                                                                          ---------------
               Total Repurchase Agreements                                                         16,000
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $21,668)                                                   21,668
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $458,431)                                       $         505,451
                                                                                          ===============

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USAA WORLD GROWTH FUND
AUGUST 31, 2008 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

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USAA WORLD GROWTH FUND
AUGUST 31, 2008 (UNAUDITED)

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

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USAA WORLD GROWTH FUND
AUGUST 31, 2008 (UNAUDITED)

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $194,133,000
Level 2 - Other Significant Observable Inputs                        311,318,000
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
Total                                                               $505,451,000
--------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.
Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not

10

  N O T E S
--------------------------------------------------------------------------------
                    to Portfolio of INVESTMENTS
                    (continued)

USAA WORLD GROWTH FUND
AUGUST 31, 2008 (UNAUDITED)

provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2008, was approximately $20,581,000.

E. As of August 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2008, were $80,301,000 and $33,281,000, respectively, resulting in net unrealized appreciation of $47,020,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $483,705,000 at August 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 64.2% of net assets at August 31, 2008.

SPECIFIC NOTES

(a) Security was fair valued at August 31, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b)     The security or a portion thereof was out on loan as of August 31, 2008.
(c) Rate represents the money market fund annualized seven-day yield at August 31, 2008.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(e) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
 *      Non-income-producing security.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    10/24/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/28/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.